Debt securities - Group sovereign debt and bank debt exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Shareholder-backed
Financial investments
Sovereign debt exposure	£ 16,524	£ 17,117
Bank debt instruments held	5,521	5,437
Shareholder-backed | Eurozone
Financial investments
Sovereign debt exposure	890	767
Bank debt instruments held	357	561
Shareholder-backed | Italy
Financial investments
Sovereign debt exposure	58	56
Bank debt instruments held		32
Shareholder-backed | Spain
Financial investments
Sovereign debt exposure	34	33
Bank debt instruments held	68	170
Shareholder-backed | France
Financial investments
Sovereign debt exposure	23	22
Bank debt instruments held	86	166
Shareholder-backed | Germany
Financial investments
Sovereign debt exposure	693	573
Bank debt instruments held	117	124
Shareholder-backed | Netherlands
Financial investments
Bank debt instruments held	71	50
Shareholder-backed | Other Eurozone
Financial investments
Sovereign debt exposure	82	83
Bank debt instruments held	15	19
Shareholder-backed | UK
Financial investments
Sovereign debt exposure	5,918	5,510
Bank debt instruments held	1,382	1,174
Shareholder-backed | US
Financial investments
Sovereign debt exposure	5,078	6,861
Bank debt instruments held	2,619	2,684
Shareholder-backed | Other, including Asia
Financial investments
Sovereign debt exposure	4,638	3,979
Bank debt instruments held	1,163	1,018
Shareholder-backed | Senior debt
Financial investments
Bank debt instruments held	4,442
Shareholder-backed | Senior debt | Eurozone
Financial investments
Bank debt instruments held	247
Shareholder-backed | Senior debt | Spain
Financial investments
Bank debt instruments held	68
Shareholder-backed | Senior debt | France
Financial investments
Bank debt instruments held	69
Shareholder-backed | Senior debt | Germany
Financial investments
Bank debt instruments held	30
Shareholder-backed | Senior debt | Netherlands
Financial investments
Bank debt instruments held	65
Shareholder-backed | Senior debt | Other Eurozone
Financial investments
Bank debt instruments held	15
Shareholder-backed | Senior debt | UK
Financial investments
Bank debt instruments held	1,069
Shareholder-backed | Senior debt | US
Financial investments
Bank debt instruments held	2,457
Shareholder-backed | Senior debt | Other, including Asia
Financial investments
Bank debt instruments held	669
Shareholder-backed | Covered senior debt
Financial investments
Bank debt instruments held	827
Shareholder-backed | Covered senior debt | Eurozone
Financial investments
Bank debt instruments held	115
Shareholder-backed | Covered senior debt | Spain
Financial investments
Bank debt instruments held	42
Shareholder-backed | Covered senior debt | France
Financial investments
Bank debt instruments held	28
Shareholder-backed | Covered senior debt | Germany
Financial investments
Bank debt instruments held	30
Shareholder-backed | Covered senior debt | Other Eurozone
Financial investments
Bank debt instruments held	15
Shareholder-backed | Covered senior debt | UK
Financial investments
Bank debt instruments held	695
Shareholder-backed | Covered senior debt | Other, including Asia
Financial investments
Bank debt instruments held	17
Shareholder-backed | Other senior debt
Financial investments
Bank debt instruments held	3,615
Shareholder-backed | Other senior debt | Eurozone
Financial investments
Bank debt instruments held	132
Shareholder-backed | Other senior debt | Spain
Financial investments
Bank debt instruments held	26
Shareholder-backed | Other senior debt | France
Financial investments
Bank debt instruments held	41
Shareholder-backed | Other senior debt | Netherlands
Financial investments
Bank debt instruments held	65
Shareholder-backed | Other senior debt | UK
Financial investments
Bank debt instruments held	374
Shareholder-backed | Other senior debt | US
Financial investments
Bank debt instruments held	2,457
Shareholder-backed | Other senior debt | Other, including Asia
Financial investments
Bank debt instruments held	652
Shareholder-backed | Subordinated debt
Financial investments
Bank debt instruments held	1,079
Shareholder-backed | Subordinated debt | Eurozone
Financial investments
Bank debt instruments held	110
Shareholder-backed | Subordinated debt | France
Financial investments
Bank debt instruments held	17
Shareholder-backed | Subordinated debt | Germany
Financial investments
Bank debt instruments held	87
Shareholder-backed | Subordinated debt | Netherlands
Financial investments
Bank debt instruments held	6
Shareholder-backed | Subordinated debt | UK
Financial investments
Bank debt instruments held	313
Shareholder-backed | Subordinated debt | US
Financial investments
Bank debt instruments held	162
Shareholder-backed | Subordinated debt | Other, including Asia
Financial investments
Bank debt instruments held	494
Shareholder-backed | Tier 1 subordinated debt
Financial investments
Bank debt instruments held	109
Shareholder-backed | Tier 1 subordinated debt | Eurozone
Financial investments
Bank debt instruments held	10
Shareholder-backed | Tier 1 subordinated debt | France
Financial investments
Bank debt instruments held	10
Shareholder-backed | Tier 1 subordinated debt | UK
Financial investments
Bank debt instruments held	5
Shareholder-backed | Tier 1 subordinated debt | US
Financial investments
Bank debt instruments held	1
Shareholder-backed | Tier 1 subordinated debt | Other, including Asia
Financial investments
Bank debt instruments held	93
Shareholder-backed | Tier 2 subordinated debt
Financial investments
Bank debt instruments held	970
Shareholder-backed | Tier 2 subordinated debt | Eurozone
Financial investments
Bank debt instruments held	100
Shareholder-backed | Tier 2 subordinated debt | France
Financial investments
Bank debt instruments held	7
Shareholder-backed | Tier 2 subordinated debt | Germany
Financial investments
Bank debt instruments held	87
Shareholder-backed | Tier 2 subordinated debt | Netherlands
Financial investments
Bank debt instruments held	6
Shareholder-backed | Tier 2 subordinated debt | UK
Financial investments
Bank debt instruments held	308
Shareholder-backed | Tier 2 subordinated debt | US
Financial investments
Bank debt instruments held	161
Shareholder-backed | Tier 2 subordinated debt | Other, including Asia
Financial investments
Bank debt instruments held	401
With-profits
Financial investments
Sovereign debt exposure	16,037	14,396
Bank debt instruments held	7,726	6,452
With-profits | Eurozone
Financial investments
Sovereign debt exposure	451	441
Bank debt instruments held	739	835
With-profits | Italy
Financial investments
Sovereign debt exposure	63	61
Bank debt instruments held	31	62
With-profits | Spain
Financial investments
Sovereign debt exposure	18	18
Bank debt instruments held	16	213
With-profits | France
Financial investments
Sovereign debt exposure	38
Bank debt instruments held	286	213
With-profits | Germany
Financial investments
Sovereign debt exposure	301	329
Bank debt instruments held	180	114
With-profits | Netherlands
Financial investments
Bank debt instruments held	199	202
With-profits | Other Eurozone
Financial investments
Sovereign debt exposure	31	33
Bank debt instruments held	27	31
With-profits | UK
Financial investments
Sovereign debt exposure	3,287	2,868
Bank debt instruments held	1,938	1,396
With-profits | US
Financial investments
Sovereign debt exposure	10,156	9,008
Bank debt instruments held	2,518	2,229
With-profits | Other, including Asia
Financial investments
Sovereign debt exposure	2,143	2,079
Bank debt instruments held	2,531	£ 1,992
With-profits | Senior debt
Financial investments
Bank debt instruments held	6,072
With-profits | Senior debt | Eurozone
Financial investments
Bank debt instruments held	628
With-profits | Senior debt | Italy
Financial investments
Bank debt instruments held	31
With-profits | Senior debt | Spain
Financial investments
Bank debt instruments held	16
With-profits | Senior debt | France
Financial investments
Bank debt instruments held	222
With-profits | Senior debt | Germany
Financial investments
Bank debt instruments held	144
With-profits | Senior debt | Netherlands
Financial investments
Bank debt instruments held	188
With-profits | Senior debt | Other Eurozone
Financial investments
Bank debt instruments held	27
With-profits | Senior debt | UK
Financial investments
Bank debt instruments held	1,451
With-profits | Senior debt | US
Financial investments
Bank debt instruments held	2,205
With-profits | Senior debt | Other, including Asia
Financial investments
Bank debt instruments held	1,788
With-profits | Covered senior debt
Financial investments
Bank debt instruments held	1,520
With-profits | Covered senior debt | Eurozone
Financial investments
Bank debt instruments held	129
With-profits | Covered senior debt | France
Financial investments
Bank debt instruments held	9
With-profits | Covered senior debt | Germany
Financial investments
Bank debt instruments held	120
With-profits | Covered senior debt | UK
Financial investments
Bank debt instruments held	859
With-profits | Covered senior debt | Other, including Asia
Financial investments
Bank debt instruments held	532
With-profits | Other senior debt
Financial investments
Bank debt instruments held	4,552
With-profits | Other senior debt | Eurozone
Financial investments
Bank debt instruments held	499
With-profits | Other senior debt | Italy
Financial investments
Bank debt instruments held	31
With-profits | Other senior debt | Spain
Financial investments
Bank debt instruments held	16
With-profits | Other senior debt | France
Financial investments
Bank debt instruments held	213
With-profits | Other senior debt | Germany
Financial investments
Bank debt instruments held	24
With-profits | Other senior debt | Netherlands
Financial investments
Bank debt instruments held	188
With-profits | Other senior debt | Other Eurozone
Financial investments
Bank debt instruments held	27
With-profits | Other senior debt | UK
Financial investments
Bank debt instruments held	592
With-profits | Other senior debt | US
Financial investments
Bank debt instruments held	2,205
With-profits | Other senior debt | Other, including Asia
Financial investments
Bank debt instruments held	1,256
With-profits | Subordinated debt
Financial investments
Bank debt instruments held	1,654
With-profits | Subordinated debt | Eurozone
Financial investments
Bank debt instruments held	111
With-profits | Subordinated debt | France
Financial investments
Bank debt instruments held	64
With-profits | Subordinated debt | Germany
Financial investments
Bank debt instruments held	36
With-profits | Subordinated debt | Netherlands
Financial investments
Bank debt instruments held	11
With-profits | Subordinated debt | UK
Financial investments
Bank debt instruments held	487
With-profits | Subordinated debt | US
Financial investments
Bank debt instruments held	313
With-profits | Subordinated debt | Other, including Asia
Financial investments
Bank debt instruments held	743
With-profits | Tier 1 subordinated debt
Financial investments
Bank debt instruments held	315
With-profits | Tier 1 subordinated debt | Eurozone
Financial investments
Bank debt instruments held	5
With-profits | Tier 1 subordinated debt | Netherlands
Financial investments
Bank debt instruments held	5
With-profits | Tier 1 subordinated debt | UK
Financial investments
Bank debt instruments held	3
With-profits | Tier 1 subordinated debt | US
Financial investments
Bank debt instruments held	17
With-profits | Tier 1 subordinated debt | Other, including Asia
Financial investments
Bank debt instruments held	290
With-profits | Tier 2 subordinated debt
Financial investments
Bank debt instruments held	1,339
With-profits | Tier 2 subordinated debt | Eurozone
Financial investments
Bank debt instruments held	106
With-profits | Tier 2 subordinated debt | France
Financial investments
Bank debt instruments held	64
With-profits | Tier 2 subordinated debt | Germany
Financial investments
Bank debt instruments held	36
With-profits | Tier 2 subordinated debt | Netherlands
Financial investments
Bank debt instruments held	6
With-profits | Tier 2 subordinated debt | UK
Financial investments
Bank debt instruments held	484
With-profits | Tier 2 subordinated debt | US
Financial investments
Bank debt instruments held	296
With-profits | Tier 2 subordinated debt | Other, including Asia
Financial investments
Bank debt instruments held	£ 453